Principal accounting policies (Revenue Recognition and Cost of Revenues - Narrative) (Details) $ in Thousands		12 Months Ended			24 Months Ended
	Jun. 01, 2014	Dec. 31, 2015 USD ($) item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015 item
Cost of revenues
Tax rate on service income from provision of advertising services in the PRC (as a percent)		3.00%
Surcharges on business taxes and VAT (as a percent)		12.00%	12.00%	12.00%
Minimum [Member]
Cost of revenues
VAT (as a percent)		6.00%
Maximum [Member]
Cost of revenues
VAT (as a percent)		17.00%
IVAS revenue [Member]
Cost of revenues
Business taxes prior to the Pilot Program's being applied (as a percent)	3.00%
Online games revenue [Member]
Cost of revenues
VAT (as a percent)	6.00%
Third party developed online games [Member]
Revenue recognition [Line Items]
Number of types of third party developed online games		2
Third party developed online games [Member] | Minimum [Member]
Revenue recognition [Line Items]
Period of revenue-sharing contracts		1 year
Estimated user relationship period		1 month
Third party developed online games [Member] | Maximum [Member]
Revenue recognition [Line Items]
Period of revenue-sharing contracts		2 years
Estimated user relationship period		6 months
Online music and entertainment revenue [Member]
Revenue recognition [Line Items]
Maximum period over which each virtual item is made available to the user		1 year
Number of arrangements into which virtual items may be sold individually or bundled		1
Advertising revenues [Member] | Minimum [Member]
Revenue recognition [Line Items]
Advertising revenues contract term		1 month
Advertising revenues [Member] | Maximum [Member]
Revenue recognition [Line Items]
Advertising revenues contract term		3 months
Period over which payments are due		6 months
Online Education Revenues [Member]
Revenue recognition [Line Items]
Number of trial class of the purchased course		1			1
Amount of refund to be provided to student who withdraws fund after the trial period | $		$ 0
Initial course term					6 months